Valuation and Qualifying Accounts	12 Months Ended
Sep. 30, 2014
Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts

20. Valuation and Qualifying Accounts

The following table summarizes information about the allowances for doubtful accounts and sales allowances for the years ended September 30, 2014, 2013 and 2012 (in thousands):

	Balance at Beginning of Period	Provision	Write-Offs	Balance at end of Period
Fiscal year ended September 30, 2014	$12,494	$20,392	$(21,395)	$11,491
Fiscal year ended September 30, 2013	$9,250	$18,286	$(15,042)	$12,494
Fiscal year ended September 30, 2012	$7,957	$12,902	$(11,609)	$9,250

As of September 30, 2014, the Company also had $6.7 million of accounts receivable collateralized by liens, net of allowances for those liens of $1.7 million, recorded as part of other assets within the accompanying consolidated